SCHEDULE OF BALANCE SHEET COMPONENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Prepaid expenses		$ 358,331	$ 424,124
Deposit		246,235
Other current assets		1,765	2,373
Total	$ 318,466	606,331	426,497
Property and equipment, gross		1,757,776	1,974
Accumulated depreciation		(1,829)	(6)
Total	1,755,183	1,755,947	1,968
Non-current portion of prepaid expense		262,501
Long-term deposit		50,000
Total	640,918	312,501
Vendors		10,259,060	1,256,792
Due to employees		5,057
Total	11,929,161	10,264,117	1,256,792
Accrued expenses	1,603,107	1,787,985	151,284
Capital market advisory fees		1,500,000
Personnel related liabilities		1,400,141	56,823
Accrued interest		34,561
Total	$ 4,369,734	4,722,687	208,107
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,740,565
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 17,211	$ 1,974